DERIVATIVE FINANCIAL INSTRUMENTS - Summary of Gain (Loss) on Derivative Financial Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total gain (loss) on settled derivative instruments	$ 174,821	$ (897,236)	$ (322,413)
Gain (loss) on fair value adjustments of unsettled financial instruments	905,695	(861,457)	(652,465)
Total gain (loss) on derivative financial instruments	1,080,516	(1,758,693)	(974,878)
Commodity derivatives
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total gain (loss) on settled derivative instruments	178,064	(895,802)	(320,656)
Interest rate swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total gain (loss) on settled derivative instruments	(2,722)	(1,434)	(530)
Foreign currency hedges
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total gain (loss) on settled derivative instruments	$ (521)	$ 0	$ (1,227)